NET LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2018
NET LOSS PER SHARE
Basic and diluted net loss per share

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2016	2017	2018
	RMB	RMB	RMB
Numerator:
Net loss attributable to UXIN Limited	(1,357,745)	(2,722,596)	(1,522,514)
Accretion on convertible redeemable Preferred Shares	(421,346)	(555,824)	(318,951)
Deemed contribution from Preferred Shareholders	3,428	—	—
Deemed dividend to Preferred Shareholders	—	(587,564)	(544,773)
Deemed dividend from Preferred Shareholders	—	92,779	—

Net loss attributable to ordinary shareholders	(1,775,663)	(3,773,205)	(2,386,238)

Denominator:
Weighted average number of ordinary shares outstanding, basic and diluted	49,174,850	49,318,860	477,848,763

Net loss per share attributable to ordinary shareholders:
—Basic	(36.11)	(76.51)	(4.99)
—Diluted	(36.11)	(76.51)	(4.99)